Other Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Non-Current Assets
Various guarantees	$ 152	$ 219
Other long-term assets	3,858	1,873
Total	$ 4,010	$ 2,092